Inventory, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Inventory, net [Abstract]
Beginning balance	$ (123)	$ 20,472	$ 7,735
Transfer from available for sale units	0	1,448	0
Increase decrease in provision for impairment from change in provision for impairment of finished goods	2,118	(7,581)	13,096
Increase decrease in provision for impairment from change in provision for impairment of finished goods of discontinued operations	(1,345)	(706)	(1,474)
Increase decrease in provision for impairment from changes in provision for impairment of spare parts and supplies	2,444	(110)	1,115
Reversal of impairment loss	(11,770)	0	0
Final balance	$ 11,603	$ 8,386	$ 20,472